Mineral Stream Interests - Additional Information (Detail) $ in Thousands, oz in Millions, lb in Millions				12 Months Ended
	Jul. 16, 2018 USD ($)	Jun. 11, 2018 USD ($) lb	May 10, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / oz shares	Aug. 06, 2010 oz	Oct. 15, 2004
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid				$ 29,500
Restructuring of san dimas precious metal purchase agreement [member] | Silver and gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Exchange ratio description				If the average gold to silver price ratio decreases to less than 501 or increases to more than 901 for a period of 6 months or more, then the "70" shall be revised to "50" or "90", as the case may be, until such time as the average gold to silver price ratio is between 501 to 901 for a period of 6 months or more in which event the "70" shall be reinstated.
San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest				$ 220,000
First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of outstanding shares owned				11.00%
First Majestic [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares			20,914,590
Percentage of outstanding shares owned				11.00%
First Majestic [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares				20,914,590
Fair value of shares received				$ 151,000
Goldcorp Inc. [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon terminating silver delivery guarantee				$ 10,000
Silver interests [member] | San Dimas [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon disposal of mineral stream interest			$ 220,000
Gain on disposal of silver streaming interest			246,000
Silver interests [member] | First Majestic [member] | San Dimas [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Fair value of shares received			151,000
Silver interests [member] | Goldcorp Inc. [member] | San Dimas [member] | Restructuring of san dimas precious metal purchase agreement [member]
Disclosure Of Mineral Stream Interests [line items]
Cash consideration received upon terminating silver delivery guarantee			$ 10,000
Silver [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased					100.00%	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz					6
Attributable Payable Production to be Purchased there after					50.00%
Silver [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				0.00%
Silver [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				0.00%
Gold [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				25.00%
Upfront cash consideration paid				$ 220,000
Percentage of silver production to be Converted to gold and purchased				25.00%
Gold to silver exchange ratio				70
Per Ounce Cash Payment | $ / oz				600
Gold [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				100.00%
Fixed payable rate	99.00%
Percentage of production	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered	18.00%			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Gold and palladium [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid	$ 500,000
Palladium [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				0.00%
Palladium [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				4.50%
Fixed payable rate	99.60%
Percentage of production	4.50%			4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000			375,000
Percentage of production to be purchased after first step down	2.25%			2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000			550,000
Percentage of production to be purchased after second step down	1.00%			1.00%
Per ounce cash payment as a percentage of the spot price of metal delivered	18.00%			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%			22.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased		42.40%
Upfront cash consideration paid		$ 390,000
Cobalt pounds to be delivered before entitlement step down takes effect | lb		31
Percentage of metal production at the mine which WPM is entitled to after step down		21.20%
Per pound cash payment as a percentage of the spot price of metal delivered		18.00%
Percentage of spot price of metal thereafter		22.00%
Fixed payable rate		93.30%
Cobalt [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				0.00%
Cobalt [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased				0.00%